Annual Fund Operating Expenses - PGIM Short Duration Muni Fund	May 27, 2021
A
Operating Expenses:
Management fee	0.29%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual Fund operating expenses	0.74%
Fee waiver and/or expense reimbursement	(0.11%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.63%	[1]
C
Operating Expenses:
Management fee	0.29%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual Fund operating expenses	1.54%
Fee waiver and/or expense reimbursement	(0.11%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.43%	[1]
Z
Operating Expenses:
Management fee	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual Fund operating expenses	0.52%
Fee waiver and/or expense reimbursement	(0.20%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.32%	[1]
R6
Operating Expenses:
Management fee	0.29%
Distribution and service (12b-1) fees	none
Other expenses	1.02%	[2]
Total annual Fund operating expenses	1.31%
Fee waiver and/or expense reimbursement	(1.02%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.29%	[1]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through July 31, 2022, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.32% of average daily net assets for Class Z shares, and 0.29% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to July 31, 2022 without the prior approval of the Fund’s Board of Trustees.
[2]	Other expenses have been updated from the most recent annual report to reflect current expenses.